                         NATIONS SEPARATE ACCOUNT TRUST
                       NATIONS ASSET ALLOCATION PORTFOLIO
                            NATIONS VALUE PORTFOLIO
                        NATIONS MARSICO GROWTH PORTFOLIO
                   NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO
                    NATIONS MARSICO MIDCAP GROWTH PORTFOLIO
                     NATIONS MARSICO 21ST CENTURY PORTFOLIO
                        NATIONS SMALL COMPANY PORTFOLIO
             NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
               NATIONS HIGH YIELD BOND PORTFOLIO (CLASS A SHARES)
                               (THE "PORTFOLIOS")

                       SUPPLEMENT DATED FEBRUARY 23, 2006
                     TO THE PROSPECTUSES DATED MAY 1, 2005

        The prospectuses for the Portfolios are hereby supplemented by deleting the section that begins with the heading ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION and replacing it with the following:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Funds, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Funds, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

NATIONS ASSET ALLOCATION PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.00%               4.00%              $10,400.00      $  102.00
     2           10.25%             1.57%               7.57%              $10,756.72      $  166.08
     3           15.76%             1.57%              11.26%              $11,125.68      $  171.78
     4           21.55%             1.57%              15.07%              $11,507.29      $  177.67
     5           27.63%             1.57%              19.02%              $11,901.99      $  183.76
     6           34.01%             1.57%              23.10%              $12,310.22      $  190.07
     7           40.71%             1.57%              27.32%              $12,732.46      $  196.59
     8           47.75%             1.57%              31.69%              $13,169.19      $  203.33
     9           55.13%             1.57%              36.21%              $13,620.89      $  210.30
    10           62.89%             1.57%              40.88%              $14,088.09      $  217.52
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,088.09
TOTAL ANNUAL FEES & EXPENSES                                                               $1,819.09

NATIONS VALUE PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             0.97%               4.03%              $10,403.00      $   98.95
     2           10.25%             1.22%               7.96%              $10,796.23      $  129.32
     3           15.76%             1.22%              12.04%              $11,204.33      $  134.20
     4           21.55%             1.22%              16.28%              $11,627.85      $  139.28
     5           27.63%             1.22%              20.67%              $12,067.39      $  144.54
     6           34.01%             1.22%              25.24%              $12,523.53      $  150.00
     7           40.71%             1.22%              29.97%              $12,996.92      $  155.67
     8           47.75%             1.22%              34.88%              $13,488.21      $  161.56
     9           55.13%             1.22%              39.98%              $13,998.06      $  167.67
    10           62.89%             1.22%              45.27%              $14,527.19      $  174.00
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,527.19
TOTAL ANNUAL FEES & EXPENSES                                                               $1,455.20

NATIONS MARSICO GROWTH PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.36%               3.64%              $10,364.00      $  138.48
     2           10.25%             1.36%               7.41%              $10,741.25      $  143.52
     3           15.76%             1.36%              11.32%              $11,132.23      $  148.74
     4           21.55%             1.36%              15.37%              $11,537.44      $  154.15
     5           27.63%             1.36%              19.57%              $11,957.41      $  159.76
     6           34.01%             1.36%              23.93%              $12,392.66      $  165.58
     7           40.71%             1.36%              28.44%              $12,843.75      $  171.61
     8           47.75%             1.36%              33.11%              $13,311.26      $  177.85
     9           55.13%             1.36%              37.96%              $13,795.79      $  184.33
    10           62.89%             1.36%              42.98%              $14,297.96      $  191.04
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,297.96
TOTAL ANNUAL FEES & EXPENSES                                                               $1,635.06

NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.33%               3.67%              $10,367.00      $  135.44
     2           10.25%             1.33%               7.47%              $10,747.47      $  140.41
     3           15.76%             1.33%              11.42%              $11,141.90      $  145.56
     4           21.55%             1.33%              15.51%              $11,550.81      $  150.91
     5           27.63%             1.33%              19.75%              $11,974.72      $  156.44
     6           34.01%             1.33%              24.14%              $12,414.20      $  162.19
     7           40.71%             1.33%              28.70%              $12,869.80      $  168.14
     8           47.75%             1.33%              33.42%              $13,342.12      $  174.31
     9           55.13%             1.33%              38.32%              $13,831.77      $  180.71
    10           62.89%             1.33%              43.39%              $14,339.40      $  187.34
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,339.40
TOTAL ANNUAL FEES & EXPENSES                                                               $1,601.45

NATIONS MARSICO MIDCAP GROWTH PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.25%               3.75%              $10,375.00      $  127.34
     2           10.25%             1.38%               7.51%              $10,750.58      $  145.77
     3           15.76%             1.38%              11.40%              $11,139.75      $  151.04
     4           21.55%             1.38%              15.43%              $11,543.00      $  156.51
     5           27.63%             1.38%              19.61%              $11,960.86      $  162.18
     6           34.01%             1.38%              23.94%              $12,393.84      $  168.05
     7           40.71%             1.38%              28.43%              $12,842.50      $  174.13
     8           47.75%             1.38%              33.07%              $13,307.40      $  180.43
     9           55.13%             1.38%              37.89%              $13,789.13      $  186.97
    10           62.89%             1.38%              42.88%              $14,288.29      $  193.73
 TOTAL GAIN AFTER FEES &
   EXPENSES                                                                $ 4,288.29
 TOTAL ANNUAL FEES & EXPENSES                                                              $1,646.15

NATIONS MARSICO 21ST CENTURY PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.35%               3.65%              $10,365.00      $  137.46
     2           10.25%             2.06%               6.70%              $10,669.73      $  216.66
     3           15.76%             2.06%               9.83%              $10,983.42      $  223.03
     4           21.55%             2.06%              13.06%              $11,306.33      $  229.58
     5           27.63%             2.06%              16.39%              $11,638.74      $  236.33
     6           34.01%             2.06%              19.81%              $11,980.92      $  243.28
     7           40.71%             2.06%              23.33%              $12,333.16      $  250.43
     8           47.75%             2.06%              26.96%              $12,695.75      $  257.80
     9           55.13%             2.06%              30.69%              $13,069.01      $  265.38
    10           62.89%             2.06%              34.53%              $13,453.24      $  273.18
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 3,453.24
TOTAL ANNUAL FEES & EXPENSES                                                               $2,333.14

NATIONS SMALL COMPANY PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.19%               3.81%              $10,381.00      $  121.27
     2           10.25%             1.44%               7.51%              $10,750.56      $  152.15
     3           15.76%             1.44%              11.33%              $11,133.28      $  157.56
     4           21.55%             1.44%              15.30%              $11,529.63      $  163.17
     5           27.63%             1.44%              19.40%              $11,940.08      $  168.98
     6           34.01%             1.44%              23.65%              $12,365.15      $  175.00
     7           40.71%             1.44%              28.05%              $12,805.35      $  181.23
     8           47.75%             1.44%              32.61%              $13,261.22      $  187.68
     9           55.13%             1.44%              37.33%              $13,733.32      $  194.36
    10           62.89%             1.44%              42.22%              $14,222.23      $  201.28
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,222.23
TOTAL ANNUAL FEES & EXPENSES                                                               $1,702.68

NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.50%               3.50%              $10,350.00      $  152.63
     2           10.25%             1.57%               7.05%              $10,705.01      $  165.28
     3           15.76%             1.57%              10.72%              $11,072.19      $  170.95
     4           21.55%             1.57%              14.52%              $11,451.96      $  176.81
     5           27.63%             1.57%              18.45%              $11,844.76      $  182.88
     6           34.01%             1.57%              22.51%              $12,251.04      $  189.15
     7           40.71%             1.57%              26.71%              $12,671.25      $  195.64
     8           47.75%             1.57%              31.06%              $13,105.88      $  202.35
     9           55.13%             1.57%              35.55%              $13,555.41      $  209.29
    10           62.89%             1.57%              40.20%              $14,020.36      $  216.47
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,020.36
TOTAL ANNUAL FEES & EXPENSES                                                               $1,861.45

NATIONS HIGH YIELD BOND PORTFOLIO -- CLASS A SHARES

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             0.95%               4.05%              $10,405.00      $   96.92
     2           10.25%             1.20%               8.00%              $10,800.39      $  127.23
     3           15.76%             1.20%              12.11%              $11,210.80      $  132.07
     4           21.55%             1.20%              16.37%              $11,636.82      $  137.09
     5           27.63%             1.20%              20.79%              $12,079.01      $  142.29
     6           34.01%             1.20%              25.38%              $12,538.02      $  147.70
     7           40.71%             1.20%              30.14%              $13,014.46      $  153.31
     8           47.75%             1.20%              35.09%              $13,509.01      $  159.14
     9           55.13%             1.20%              40.22%              $14,022.35      $  165.19
    10           62.89%             1.20%              45.55%              $14,555.20      $  171.47
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,555.20
TOTAL ANNUAL FEES & EXPENSES                                                               $1,432.42

                         NATIONS SEPARATE ACCOUNT TRUST
                   NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO
               NATIONS HIGH YIELD BOND PORTFOLIO (CLASS A SHARES)
                               (THE "PORTFOLIOS")

                       SUPPLEMENT DATED FEBRUARY 23, 2006
                     TO THE PROSPECTUSES DATED MAY 1, 2005

        The prospectuses for the Portfolios are hereby supplemented by deleting the section that begins with the heading ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION AND REPLACING IT with the following:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Funds, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Funds, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.33%               3.67%              $10,367.00      $  135.44
     2           10.25%             1.33%               7.47%              $10,747.47      $  140.41
     3           15.76%             1.33%              11.42%              $11,141.90      $  145.56
     4           21.55%             1.33%              15.51%              $11,550.81      $  150.91
     5           27.63%             1.33%              19.75%              $11,974.72      $  156.44
     6           34.01%             1.33%              24.14%              $12,414.20      $  162.19
     7           40.71%             1.33%              28.70%              $12,869.80      $  168.14
     8           47.75%             1.33%              33.42%              $13,342.12      $  174.31
     9           55.13%             1.33%              38.32%              $13,831.77      $  180.71
    10           62.89%             1.33%              43.39%              $14,339.40      $  187.34
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,339.40
TOTAL ANNUAL FEES & EXPENSES                                                               $1,601.45

NATIONS HIGH YIELD BOND PORTFOLIO -- CLASS A SHARES

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             0.95%               4.05%              $10,405.00      $   96.92
     2           10.25%             1.20%               8.00%              $10,800.39      $  127.23
     3           15.76%             1.20%              12.11%              $11,210.80      $  132.07
     4           21.55%             1.20%              16.37%              $11,636.82      $  137.09
     5           27.63%             1.20%              20.79%              $12,079.01      $  142.29
     6           34.01%             1.20%              25.38%              $12,538.02      $  147.70
     7           40.71%             1.20%              30.14%              $13,014.46      $  153.31
     8           47.75%             1.20%              35.09%              $13,509.01      $  159.14
     9           55.13%             1.20%              40.22%              $14,022.35      $  165.19
    10           62.89%             1.20%              45.55%              $14,555.20      $  171.47
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,555.20
TOTAL ANNUAL FEES & EXPENSES                                                               $1,432.42

                         NATIONS SEPARATE ACCOUNT TRUST
                        NATIONS MARSICO GROWTH PORTFOLIO
             NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
                               (THE "PORTFOLIOS")

                       SUPPLEMENT DATED FEBRUARY 23, 2006
                     TO THE PROSPECTUSES DATED MAY 1, 2005

        The prospectuses for the Portfolios are hereby supplemented by deleting the section that begins with the heading ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION and replacing it with the following:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Funds, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Funds, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

NATIONS MARSICO GROWTH PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.36%               3.64%              $10,364.00      $  138.48
     2           10.25%             1.36%               7.41%              $10,741.25      $  143.52
     3           15.76%             1.36%              11.32%              $11,132.23      $  148.74
     4           21.55%             1.36%              15.37%              $11,537.44      $  154.15
     5           27.63%             1.36%              19.57%              $11,957.41      $  159.76
     6           34.01%             1.36%              23.93%              $12,392.66      $  165.58
     7           40.71%             1.36%              28.44%              $12,843.75      $  171.61
     8           47.75%             1.36%              33.11%              $13,311.26      $  177.85
     9           55.13%             1.36%              37.96%              $13,795.79      $  184.33
    10           62.89%             1.36%              42.98%              $14,297.96      $  191.04
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,297.96
TOTAL ANNUAL FEES & EXPENSES                                                               $1,635.06

NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.50%               3.50%              $10,350.00      $  152.63
     2           10.25%             1.57%               7.05%              $10,705.01      $  165.28
     3           15.76%             1.57%              10.72%              $11,072.19      $  170.95
     4           21.55%             1.57%              14.52%              $11,451.96      $  176.81
     5           27.63%             1.57%              18.45%              $11,844.76      $  182.88
     6           34.01%             1.57%              22.51%              $12,251.04      $  189.15
     7           40.71%             1.57%              26.71%              $12,671.25      $  195.64
     8           47.75%             1.57%              31.06%              $13,105.88      $  202.35
     9           55.13%             1.57%              35.55%              $13,555.41      $  209.29
    10           62.89%             1.57%              40.20%              $14,020.36      $  216.47
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,020.36
TOTAL ANNUAL FEES & EXPENSES                                                               $1,861.45

                         NATIONS SEPARATE ACCOUNT TRUST
                        NATIONS MARSICO GROWTH PORTFOLIO
                   NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO
                    NATIONS MARSICO MIDCAP GROWTH PORTFOLIO
             NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
               NATIONS HIGH YIELD BOND PORTFOLIO (CLASS A SHARES)
                               (THE "PORTFOLIOS")

                       SUPPLEMENT DATED FEBRUARY 23, 2006
                     TO THE PROSPECTUSES DATED MAY 1, 2005

        The prospectuses for the Portfolios are hereby supplemented by deleting the section that begins with the heading ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION and replacing it with the following:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Funds, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Funds, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

NATIONS MARSICO GROWTH PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.36%               3.64%              $10,364.00      $  138.48
     2           10.25%             1.36%               7.41%              $10,741.25      $  143.52
     3           15.76%             1.36%              11.32%              $11,132.23      $  148.74
     4           21.55%             1.36%              15.37%              $11,537.44      $  154.15
     5           27.63%             1.36%              19.57%              $11,957.41      $  159.76
     6           34.01%             1.36%              23.93%              $12,392.66      $  165.58
     7           40.71%             1.36%              28.44%              $12,843.75      $  171.61
     8           47.75%             1.36%              33.11%              $13,311.26      $  177.85
     9           55.13%             1.36%              37.96%              $13,795.79      $  184.33
    10           62.89%             1.36%              42.98%              $14,297.96      $  191.04
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,297.96
TOTAL ANNUAL FEES & EXPENSES                                                               $1,635.06

NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.33%               3.67%              $10,367.00      $  135.44
     2           10.25%             1.33%               7.47%              $10,747.47      $  140.41
     3           15.76%             1.33%              11.42%              $11,141.90      $  145.56
     4           21.55%             1.33%              15.51%              $11,550.81      $  150.91
     5           27.63%             1.33%              19.75%              $11,974.72      $  156.44
     6           34.01%             1.33%              24.14%              $12,414.20      $  162.19
     7           40.71%             1.33%              28.70%              $12,869.80      $  168.14
     8           47.75%             1.33%              33.42%              $13,342.12      $  174.31
     9           55.13%             1.33%              38.32%              $13,831.77      $  180.71
    10           62.89%             1.33%              43.39%              $14,339.40      $  187.34
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,339.40
TOTAL ANNUAL FEES & EXPENSES                                                               $1,601.45

NATIONS MARSICO MIDCAP GROWTH PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.25%               3.75%              $10,375.00      $  127.34
     2           10.25%             1.38%               7.51%              $10,750.58      $  145.77
     3           15.76%             1.38%              11.40%              $11,139.75      $  151.04
     4           21.55%             1.38%              15.43%              $11,543.00      $  156.51
     5           27.63%             1.38%              19.61%              $11,960.86      $  162.18
     6           34.01%             1.38%              23.94%              $12,393.84      $  168.05
     7           40.71%             1.38%              28.43%              $12,842.50      $  174.13
     8           47.75%             1.38%              33.07%              $13,307.40      $  180.43
     9           55.13%             1.38%              37.89%              $13,789.13      $  186.97
    10           62.89%             1.38%              42.88%              $14,288.29      $  193.73
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,288.29
TOTAL ANNUAL FEES & EXPENSES                                                               $1,646.15

NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.50%               3.50%              $10,350.00      $  152.63
     2           10.25%             1.57%               7.05%              $10,705.01      $  165.28
     3           15.76%             1.57%              10.72%              $11,072.19      $  170.95
     4           21.55%             1.57%              14.52%              $11,451.96      $  176.81
     5           27.63%             1.57%              18.45%              $11,844.76      $  182.88
     6           34.01%             1.57%              22.51%              $12,251.04      $  189.15
     7           40.71%             1.57%              26.71%              $12,671.25      $  195.64
     8           47.75%             1.57%              31.06%              $13,105.88      $  202.35
     9           55.13%             1.57%              35.55%              $13,555.41      $  209.29
    10           62.89%             1.57%              40.20%              $14,020.36      $  216.47
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,020.36
TOTAL ANNUAL FEES & EXPENSES                                                               $1,861.45

NATIONS HIGH YIELD BOND PORTFOLIO -- CLASS A SHARES

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             0.95%               4.05%              $10,405.00      $   96.92
     2           10.25%             1.20%               8.00%              $10,800.39      $  127.23
     3           15.76%             1.20%              12.11%              $11,210.80      $  132.07
     4           21.55%             1.20%              16.37%              $11,636.82      $  137.09
     5           27.63%             1.20%              20.79%              $12,079.01      $  142.29
     6           34.01%             1.20%              25.38%              $12,538.02      $  147.70
     7           40.71%             1.20%              30.14%              $13,014.46      $  153.31
     8           47.75%             1.20%              35.09%              $13,509.01      $  159.14
     9           55.13%             1.20%              40.22%              $14,022.35      $  165.19
    10           62.89%             1.20%              45.55%              $14,555.20      $  171.47
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,555.20
TOTAL ANNUAL FEES & EXPENSES                                                               $1,432.42

                         NATIONS SEPARATE ACCOUNT TRUST
                        NATIONS MARSICO GROWTH PORTFOLIO
                   NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO
                    NATIONS MARSICO MIDCAP GROWTH PORTFOLIO
                     NATIONS MARSICO 21ST CENTURY PORTFOLIO
             NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
               NATIONS HIGH YIELD BOND PORTFOLIO (CLASS A SHARES)
                               (THE "PORTFOLIOS")

                       SUPPLEMENT DATED FEBRUARY 23, 2006
                     TO THE PROSPECTUSES DATED MAY 1, 2005

        The prospectuses for the Portfolios are hereby supplemented by deleting the section that begins with the heading ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION and replacing it with the following:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Funds, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Funds, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

NATIONS MARSICO GROWTH PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.36%               3.64%              $10,364.00      $  138.48
     2           10.25%             1.36%               7.41%              $10,741.25      $  143.52
     3           15.76%             1.36%              11.32%              $11,132.23      $  148.74
     4           21.55%             1.36%              15.37%              $11,537.44      $  154.15
     5           27.63%             1.36%              19.57%              $11,957.41      $  159.76
     6           34.01%             1.36%              23.93%              $12,392.66      $  165.58
     7           40.71%             1.36%              28.44%              $12,843.75      $  171.61
     8           47.75%             1.36%              33.11%              $13,311.26      $  177.85
     9           55.13%             1.36%              37.96%              $13,795.79      $  184.33
    10           62.89%             1.36%              42.98%              $14,297.96      $  191.04
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,297.96
TOTAL ANNUAL FEES & EXPENSES                                                               $1,635.06

NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.33%               3.67%              $10,367.00      $  135.44
     2           10.25%             1.33%               7.47%              $10,747.47      $  140.41
     3           15.76%             1.33%              11.42%              $11,141.90      $  145.56
     4           21.55%             1.33%              15.51%              $11,550.81      $  150.91
     5           27.63%             1.33%              19.75%              $11,974.72      $  156.44
     6           34.01%             1.33%              24.14%              $12,414.20      $  162.19
     7           40.71%             1.33%              28.70%              $12,869.80      $  168.14
     8           47.75%             1.33%              33.42%              $13,342.12      $  174.31
     9           55.13%             1.33%              38.32%              $13,831.77      $  180.71
    10           62.89%             1.33%              43.39%              $14,339.40      $  187.34
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,339.40
TOTAL ANNUAL FEES & EXPENSES                                                               $1,601.45

NATIONS MARSICO MIDCAP GROWTH PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.25%               3.75%              $10,375.00      $  127.34
     2           10.25%             1.38%               7.51%              $10,750.58      $  145.77
     3           15.76%             1.38%              11.40%              $11,139.75      $  151.04
     4           21.55%             1.38%              15.43%              $11,543.00      $  156.51
     5           27.63%             1.38%              19.61%              $11,960.86      $  162.18
     6           34.01%             1.38%              23.94%              $12,393.84      $  168.05
     7           40.71%             1.38%              28.43%              $12,842.50      $  174.13
     8           47.75%             1.38%              33.07%              $13,307.40      $  180.43
     9           55.13%             1.38%              37.89%              $13,789.13      $  186.97
    10           62.89%             1.38%              42.88%              $14,288.29      $  193.73
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,288.29
TOTAL ANNUAL FEES & EXPENSES                                                               $1,646.15

NATIONS MARSICO 21ST CENTURY PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.35%               3.65%              $10,365.00      $  137.46
     2           10.25%             2.06%               6.70%              $10,669.73      $  216.66
     3           15.76%             2.06%               9.83%              $10,983.42      $  223.03
     4           21.55%             2.06%              13.06%              $11,306.33      $  229.58
     5           27.63%             2.06%              16.39%              $11,638.74      $  236.33
     6           34.01%             2.06%              19.81%              $11,980.92      $  243.28
     7           40.71%             2.06%              23.33%              $12,333.16      $  250.43
     8           47.75%             2.06%              26.96%              $12,695.75      $  257.80
     9           55.13%             2.06%              30.69%              $13,069.01      $  265.38
    10           62.89%             2.06%              34.53%              $13,453.24      $  273.18
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 3,453.24
TOTAL ANNUAL FEES & EXPENSES                                                               $2,333.14

NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             1.50%               3.50%              $10,350.00      $  152.63
     2           10.25%             1.57%               7.05%              $10,705.01      $  165.28
     3           15.76%             1.57%              10.72%              $11,072.19      $  170.95
     4           21.55%             1.57%              14.52%              $11,451.96      $  176.81
     5           27.63%             1.57%              18.45%              $11,844.76      $  182.88
     6           34.01%             1.57%              22.51%              $12,251.04      $  189.15
     7           40.71%             1.57%              26.71%              $12,671.25      $  195.64
     8           47.75%             1.57%              31.06%              $13,105.88      $  202.35
     9           55.13%             1.57%              35.55%              $13,555.41      $  209.29
    10           62.89%             1.57%              40.20%              $14,020.36      $  216.47
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,020.36
TOTAL ANNUAL FEES & EXPENSES                                                               $1,861.45

NATIONS HIGH YIELD BOND PORTFOLIO -- CLASS A SHARES

    MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
            0.00%                            $10,000.00                             5%
            CUMULATIVE RETURN     ANNUAL         CUMULATIVE RETURN     HYPOTHETICAL YEAR-   ANNUAL
              BEFORE FEES &       EXPENSE          AFTER FEES &        END BALANCE AFTER    FEES &
   YEAR         EXPENSES           RATIO             EXPENSES           FEES & EXPENSES    EXPENSES
     1            5.00%             0.95%               4.05%              $10,405.00      $   96.92
     2           10.25%             1.20%               8.00%              $10,800.39      $  127.23
     3           15.76%             1.20%              12.11%              $11,210.80      $  132.07
     4           21.55%             1.20%              16.37%              $11,636.82      $  137.09
     5           27.63%             1.20%              20.79%              $12,079.01      $  142.29
     6           34.01%             1.20%              25.38%              $12,538.02      $  147.70
     7           40.71%             1.20%              30.14%              $13,014.46      $  153.31
     8           47.75%             1.20%              35.09%              $13,509.01      $  159.14
     9           55.13%             1.20%              40.22%              $14,022.35      $  165.19
    10           62.89%             1.20%              45.55%              $14,555.20      $  171.47
TOTAL GAIN AFTER FEES &
  EXPENSES                                                                 $ 4,555.20
TOTAL ANNUAL FEES & EXPENSES                                                               $1,432.42